Note 9 - Goodwill (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Goodwill [Table Text Block]
	January 31,	January 31,
	2013	2012
Balance, beginning of year	68,005	56,742
Acquisition of subsidiaries
Infodis	1,339	-
IES	11,823	-
Exentra	6,231	-
Telargo	-	4,322
InterCommIT	-	5,370
GeoMicro	-	1,699
Adjustments on account of foreign exchange and prior acquisitions	899	(128)
Balance, end of year	88,297	68,005